Financial instruments - Net Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	$ 1,041,369	$ 2,655,236	$ 1,515,051	$ 509,102
Other current financial assets	1,325,843	961,355
Other non-current financial hedge assets	15,993	22,606
Other current financial liabilities	(1,256,499)	(522,999)
Lease liabilities current	(18,192)	(12,149)
Other non-current financial liabilities	(3,213,422)	(2,394,218)
Non-current Lease liabilities	(56,966)	(49,585)
Total	$ (2,161,874)	$ 660,246	$ (258,915)